Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following table that illustrates the relationship between executive “compensation actually paid” (as defined by Item 402(v) of Regulation S-K) and certain measures of financial performance of the Company. The table below illustrates the compensation for our principal executive officer (PEO, also known as our CEO) and the average compensation amounts for our remaining named executive officers (Non-PEO NEOs).

Year	Summary Compensation Table Total for PEO (CEO)(1)	Compensation Actually Paid to PEO (CEO)(1,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)		Value of Initial Fixed $100 Investment Based On:		Net Income	Underwriting Income(2)	Net Operating Income(2)
				Compensation Actually Paid to Non-PEO NEOs(1,3)	Old Republic Total Shareholder Return (TSR)	Peer Group TSR(4)
							($ Millions)
2025	$8,238,993	$12,747,837	$3,429,867	$4,995,362	$341.28	$230.79	$935.4	$365.9	$792.5
2024	7,679,154	13,387,172	3,213,571	5,261,555	229.23	182.62	852.7	404.0	797.0
2023	5,887,317	8,767,147	2,545,333	3,466,466	180.36	147.60	598.6	430.6	749.5
2022	4,540,010	5,056,150	2,056,345	2,196,828	142.78	138.20	686.4	665.8	845.1
2021	2,392,292	3,259,180	1,243,941	1,471,040	133.84	124.70	1,534.3	785.9	935.9

1.
Amounts represent “compensation actually paid” to our PEO (CEO) and the average “compensation actually paid” to our Non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the following table for each fiscal year:

Year	Current PEO	Non‐PEO NEOs
2025	Mr. Smiddy	Messrs. Sodaro, Gray, and Oberst and Ms. Monroe
2024	Mr. Smiddy	Messrs. Sodaro, Gray, and Oberst and Ms. Monroe
2023	Mr. Smiddy	Messrs. Sodaro, Gray, Lange, and Oberst
2022	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Yeager*
2021	Mr. Smiddy	Messrs. Mueller*, Sodaro, Gray, Oberst, and Yeager

*
Mr. Rande Yeager retired from the Company on June 30, 2023. Mr. Karl Mueller retired from the Company on June 30, 2021, and Mr. Sodaro was appointed as the Company’s Chief Financial Officer effective July 1, 2021.

2.
The Company has determined that underwriting income and net operating income are the financial measures that best link company performance to compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year, with underwriting income being the primary measure. Underwriting income reflects net premiums and fees earned and the associated combined ratio, both of which are performance measures of our short-term incentive compensation plans. Net operating income reflects net income excluding investment gains (losses) which is used in calculating operating return on equity, one of the performance measures of our long-term incentive compensation plan. The evaluation of periodic and long-term results via these measures excluding consideration of all investment gains (losses) provides a better way to analyze, evaluate and establish accountability for the results of the insurance operations.

3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S‐K and do not reflect actual compensation paid to the PEO (CEO) and the Non‐PEO NEOs. See the following table for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2025
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,990,389)	($1,719,206)
Deduction for Change in Present Value of Pension Benefits as Reported in the Summary Compensation Table for Applicable FY	—	(8,564)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,160,629	2,811,357
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,323,803	814,877
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(985,199)	(332,969)
TOTAL ADJUSTMENTS	$4,508,844	$1,565,495

4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Insurance Group, Inc. (formerly The Hartford Financial Services Group, Inc.); Stewart Information Services Corporation; and The Travelers Companies, Inc.

Company Selected Measure Name	underwriting income
Named Executive Officers, Footnote
1.
Amounts represent “compensation actually paid” to our PEO (CEO) and the average “compensation actually paid” to our Non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the following table for each fiscal year:

Year	Current PEO	Non‐PEO NEOs
2025	Mr. Smiddy	Messrs. Sodaro, Gray, and Oberst and Ms. Monroe
2024	Mr. Smiddy	Messrs. Sodaro, Gray, and Oberst and Ms. Monroe
2023	Mr. Smiddy	Messrs. Sodaro, Gray, Lange, and Oberst
2022	Mr. Smiddy	Messrs. Sodaro, Gray, Oberst, and Yeager*
2021	Mr. Smiddy	Messrs. Mueller*, Sodaro, Gray, Oberst, and Yeager

*
Mr. Rande Yeager retired from the Company on June 30, 2023. Mr. Karl Mueller retired from the Company on June 30, 2021, and Mr. Sodaro was appointed as the Company’s Chief Financial Officer effective July 1, 2021.

Peer Group Issuers, Footnote
4.
The Peer Group consists of American Financial Group, Inc.; American International Group, Inc.; W.R. Berkley Corporation; Chubb Limited; Cincinnati Financial Corporation; CNA Financial Corporation; Fidelity National Financial, Inc.; First American Financial Corporation; The Hartford Insurance Group, Inc. (formerly The Hartford Financial Services Group, Inc.); Stewart Information Services Corporation; and The Travelers Companies, Inc.

PEO Total Compensation Amount	$ 8,238,993	$ 7,679,154	$ 5,887,317	$ 4,540,010	$ 2,392,292
PEO Actually Paid Compensation Amount	$ 12,747,837	13,387,172	8,767,147	5,056,150	3,259,180
Adjustment To PEO Compensation, Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S‐K and do not reflect actual compensation paid to the PEO (CEO) and the Non‐PEO NEOs. See the following table for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2025
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,990,389)	($1,719,206)
Deduction for Change in Present Value of Pension Benefits as Reported in the Summary Compensation Table for Applicable FY	—	(8,564)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,160,629	2,811,357
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,323,803	814,877
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(985,199)	(332,969)
TOTAL ADJUSTMENTS	$4,508,844	$1,565,495

Non-PEO NEO Average Total Compensation Amount	$ 3,429,867	3,213,571	2,545,333	2,056,345	1,243,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,995,362	5,261,555	3,466,466	2,196,828	1,471,040
Adjustment to Non-PEO NEO Compensation Footnote
3.
Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S‐K and do not reflect actual compensation paid to the PEO (CEO) and the Non‐PEO NEOs. See the following table for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2025
Adjustments	PEO (CEO)	Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (FY)	($4,990,389)	($1,719,206)
Deduction for Change in Present Value of Pension Benefits as Reported in the Summary Compensation Table for Applicable FY	—	(8,564)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,160,629	2,811,357
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	2,323,803	814,877
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(985,199)	(332,969)
TOTAL ADJUSTMENTS	$4,508,844	$1,565,495

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net operating income and underwriting income over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Financial Performance Measures
The items listed below represent the most important metrics used to determine compensation actually paid to company performance for the most recently completed year.
•	Underwriting Income
•	Net Operating Income
•	Growth in Net Premium and Fees Earned
•	Combined Ratio
•	Growth in Book Value per Share, Inclusive of Dividends
•	Operating Return on Equity

Total Shareholder Return Amount	$ 341.28	229.23	180.36	142.78	133.84
Peer Group Total Shareholder Return Amount	230.79	182.62	147.6	138.2	124.7
Net Income (Loss)	$ 935,400,000	$ 852,700,000	$ 598,600,000	$ 686,400,000	$ 1,534,300,000
Company Selected Measure Amount	365,900,000	404,000,000	430,600,000	665,800,000	785,900,000
PEO Name	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy	Mr. Smiddy
Measure:: 1
Pay vs Performance Disclosure
Name	Underwriting Income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Description of Relationship Between CEO and Non-PEO NEO Compensation Actually Paid and Net Operating Income and Underwriting Income
The following chart sets forth the relationship between compensation actually paid to our PEO (CEO), the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net operating income and underwriting income over the five most recently completed fiscal years.

Other Performance Measure, Amount	792,500,000	797,000,000	749,500,000	845,100,000	935,900,000
Name	Net Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Net Premium and Fees Earned
Measure:: 4
Pay vs Performance Disclosure
Name	Combined Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in Book Value per Share, Inclusive of Dividends
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Return on Equity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,508,844
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,990,389)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,160,629
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,323,803
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(985,199)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,565,495
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,564)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,719,206)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,811,357
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	814,877
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (332,969)